Cover	Oct. 01, 2021
Cover [Abstract]
Entity Registrant Name	ZOMEDICA CORP.
Entity Central Index Key	0001684144
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Oct. 01, 2021
Entity Ex Transition Period	true
Entity File Number	001-38298
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	100 Phoenix Drive
Entity Address Address Line 2	Suite 125
Entity Address City Or Town	Ann Arbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48108
City Area Code	734
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	369-2555
Security 12b Title	Common Shares, without par value
Trading Symbol	ZOM
Security Exchange Name	NYSE
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Form 8-K/A”) amends the Current Report on Form 8-K filed by Zomedica Corp (the “Company”) with the Securities and Exchange Commission (“SEC”) on October 1, 2021 (“October Form 8-K”). The October Form 8-K reported the completion of the Company’s acquisition of Branford PVT Mid-Hold, LLC, a Delaware corporation (“the Seller”), pursuant to which Zomedica Inc. acquired 100% of the capital stock of Branford PVT Acquiror, Inc., a Delaware corporation (“Branford PVT” or “BPA”). Branford PVT is a holding company whose direct and indirect wholly-owned subsidiaries (collectively with BPA, the “Target”) include Georgia, United States-based Pulse Veterinary Technologies, LLC, which, together with its consolidated subsidiaries, is a leading provider of non-invasive shock wave therapy treatment devices to the veterinary industry (the “Acquisition”). As permitted under Item 9.01 of SEC Form 8-K, this Form 8-K/A amends and supplements the October Form 8-K solely to provide the historical financial statements and the pro forma financial information required under Item 9.01 of SEC Form 8-K within 71 calendar days after the date on which the October Form 8-K was required to be filed.